Convertible Debt Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Loan Notes [Abstract]
Convertible loan notes issued	$ 302	$ 290	$ 278
Accrued interest	11	11	12
Planwise Convertible Loan Note	$ 313	$ 301	$ 290